UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      TowerView LLC

Address:   500 PARK AVENUE
           NY, NY 10022


Form 13F File Number: 028-11433


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neil S. Shapiro
Title:   
Phone:  212-935-6655

Signature,  Place,  and  Date  of  Signing:

/s/ Neil S. Shapiro                New York, NY                       5/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $224,204,000.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN GREETINGS CORPORATION CMN       COM            026375105 18,523,000 1,207,500 SH       SOLE       NONE     SOLE   NONE    0
CLASS A
BRT REALTY TRUST (SBI)$3.00PAR CMN       COM            055645303  1,206,000   172,500 SH       SOLE       NONE     SOLE   NONE    0
BARNES & NOBLE, INC CMN                  COM            067774109 21,228,000 1,602,100 SH       SOLE       NONE     SOLE   NONE    0
BASSETT FURNITURE CMN                    COM            070203104  3,224,000   350,400 SH       SOLE       NONE     SOLE   NONE    0
CHATHAM LODGING TR CMN                   COM            16208T102    140,000    11,000 SH       SOLE       NONE     SOLE   NONE    0
COMPUTER SCIENCES CORP CMN               COM            205363104  7,485,000   250,000 SH       SOLE       NONE     SOLE   NONE    0
CORNING INCORPORATED CMN                 COM            219350105  3,520,000   250,000 SH       SOLE       NONE     SOLE   NONE    0
EXCO RESOURCES INC CMN                   COM            269279402  4,127,000   622,500 SH       SOLE       NONE     SOLE   NONE    0
EMMIS COMMUNICATIONS CORP CL-A CLASS A   COM            291525103  1,053,000 1,283,600 SH       SOLE       NONE     SOLE   NONE    0
FISHER COMMUNICATIONS INC CMN            COM            337756209 28,547,000   929,259 SH       SOLE       NONE     SOLE   NONE    0
GRIFFIN LAND & NURSERIES CMN             COM            398231100  2,583,000    97,791 SH       SOLE       NONE     SOLE   NONE    0
GYRODYNE CO AMER CMN                     COM            403820103  4,992,000    49,939 SH       SOLE       NONE     SOLE   NONE    0
INTERNET PATENTS CORP CMN                COM            46063G101     99,000    30,000 SH       SOLE       NONE     SOLE   NONE    0
JOHNSON OUTDOORS INC CMN CLASS A         COM            479167108 16,464,000   861,965 SH       SOLE       NONE     SOLE   NONE    0
REALNETWORKS INC CMN                     COM            75605L708  1,931,000   194,305 SH       SOLE       NONE     SOLE   NONE    0
SAGA COMMUNICATION, INC. CMN CLASS A     COM            786598300 30,719,000   858,063 SH       SOLE       NONE     SOLE   NONE    0
RTS/SANOFI-AVENTIS EXP12/31/2020         RTS            80105N113  1,418,000 1,050,000 SH       SOLE       NONE     SOLE   NONE    0
STEINWAY MUSICAL INSTRUMENTS ORDINARY    COM            858495104  1,000,000    40,000 SH       SOLE       NONE     SOLE   NONE    0
COMMON STOCK
TEJON RANCH CO CMN                       COM            879080109 74,464,000 2,600,000 SH       SOLE       NONE     SOLE   NONE    0
WESTELL TECHNOLOGIES INC CMN CLASS A     COM            957541105    210,000    90,000 SH       SOLE       NONE     SOLE   NONE    0
STEALTHGAS INC. CMN                      COM            Y81669106  1,271,000   215,500 SH       SOLE       NONE     SOLE   NONE    0